Changes in Capital Accounts	6 Months Ended
Jun. 30, 2015
Changes in Capital Accounts [Abstract]
Changes in Capital Accounts

8. Changes in Capital Accounts

Equity Incentive Plan: During the six months ended June 30, 2015, the Company's Board of Directors approved the grant of restricted common stock to the executive management pursuant to the Company's 2010 equity incentive plan as amended in 2012, and in accordance with terms and conditions of Restricted Shares Award Agreements signed by the grantees. The restricted shares will vest over a period of 3 years by one-third each year, and are subject to forfeiture until they vest. Unless they forfeit, grantees have the right to vote, to receive and retain all dividends paid and to exercise all other rights, powers and privileges of a holder of shares. The fair value of the restricted shares has been determined with reference to the closing price of the Company's stock on the date the agreements were signed.

On May 5, 2015, the Company's board of directors approved to adopt the Diana Containerships Inc. 2015 Equity Incentive Plan, with substantially the same terms and provisions as the Company's Amended and Restated 2010 Equity Incentive Plan. Under the 2015 Equity Incentive Plan, an aggregate of 5,000,000 common shares were reserved for issuance. The plan is administered by the compensation committee, or such other committee of the Company's board of directors as may be designated by the board to administer the plan. The plan will expire in ten years from the adoption of the plan by the Board of Directors.

During the six months ended June 30, 2015 and 2014, compensation cost on restricted stock amounted to $422 and $116, respectively, and is included in General and administrative expenses in the accompanying unaudited interim consolidated statements of income. At June 30, 2015 and December 31, 2014, the total unrecognized compensation cost relating to restricted share awards was $2,302 and $1,049, respectively. At June 30, 2015, the weighted-average period over which the total compensation cost related to non-vested awards not yet recognized is expected to be recognized is 1.58 years.

During the six months ended June 30, 2015 and the year ended December 31, 2014, the movement of restricted stock cost was as follows:

	Number of Shares	Weighted Average Grant Date Price
Outstanding at December 31, 2013	13,334	$7.50
Granted	361,442	3.72
Vested	(13,334)	7.50
Outstanding at June 30, 2014	361,442	$3.72
Granted	-	-
Vested	-	-
Outstanding at December 31, 2014	361,442	$3.72
Granted	731,590	2.29
Vested	(120,481)	3.72
Outstanding at June 30, 2015	972,551	$2.64